Marketable Securities: (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity securities
Fair value at beginning of period			$ 287,638
Decrease in fair value	$ (44,726)	$ (109,693)
Fair value at balance sheet date	$ 133,219	$ 177,945